                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-10395

                        Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Global High Yield Fund

 Schedule of Investments 7/31/16 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 3.7%

 Energy - 1.0%

 Oil & Gas Exploration & Production - 0.6%

 4,155,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 1,856,766

 2,585,000

 Whiting Petroleum Corp., 1.25%, 4/1/20

 2,001,759

 358,369

 Whiting Petroleum Corp., 6.25%, 4/1/23

 318,948

 $

 4,177,473

 Oil & Gas Storage & Transportation - 0.4%

 2,800,000

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 2,660,000

 Total Energy

 $

 6,837,473

 Materials - 0.8%

 Construction Materials - 0.7%

 4,875,000

 Cemex SAB de CV, 3.72%, 3/15/20

 $

 4,972,500

 Diversified Metals & Mining - 0.1%

 4,075,441

 Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)

 $

 815,088

 Steel - 0.0%+

 EURO

 256,063

 New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK) (e)

 $

 42,942

 Total Materials

 $

 5,830,530

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 1,250,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 839,062

 Total Capital Goods

 $

 839,062

 Consumer Durables & Apparel - 0.5%

 Homebuilding - 0.5%

 3,640,000

 KB Home, 1.375%, 2/1/19

 $

 3,512,600

 Total Consumer Durables & Apparel

 $

 3,512,600

 Food, Beverage & Tobacco - 0.0%+

 Distillers & Vintners - 0.0%+

 131,632

 CEDC Finance Corp International, Inc., 10.0%, 4/30/18 (10.0% cash, 0.0% PIK) (PIK)

 $

 30,275

 Total Food, Beverage & Tobacco

 $

 30,275

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 400,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21

 $

 437,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 437,000

 Software & Services - 0.7%

 Internet Software & Services - 0.4%

 1,765,000

 WebMD Health Corp., 1.5%, 12/1/20

 $

 2,316,562

 390,000

 WebMD Health Corp., 2.625%, 6/15/23 (144A)

 393,900

 $

 2,710,462

 Application Software - 0.3%

 1,515,000

 Citrix Systems, Inc., 0.5%, 4/15/19

 $

 1,775,391

 490,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 537,775

 $

 2,313,166

 Total Software & Services

 $

 5,023,628

 Technology Hardware & Equipment - 0.2%

 Electronic Components - 0.2%

 1,605,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 1,328,138

 Total Technology Hardware & Equipment

 $

 1,328,138

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 2,393,896

 LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK)

 $

 215,451

 2,290,000

 SunPower Corp., 0.875%, 6/1/21

 1,849,175

 535,000

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13 (d)

 27

 $

 2,064,653

 Total Semiconductors & Semiconductor Equipment

 $

 2,064,653

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $33,388,314)

 $

 25,903,359

 PREFERRED STOCKS - 0.5%

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 3,428

 CEVA Group Plc, 12/31/14 * (c)

 $

 1,199,860

 Total Transportation

 $

 1,199,860

 Diversified Financials - 0.3%

 Consumer Finance - 0.3%

 96,924

 6.41

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 2,463,808

 Total Diversified Financials

 $

 2,463,808

 TOTAL PREFERRED STOCKS

 (Cost $5,735,375)

 $

 3,663,668

 CONVERTIBLE PREFERRED STOCK - 0.1%

 Banks - 0.1%

 Diversified Banks - 0.1%

 700

 Bank of America Corp., 7.25%, 12/31/49 (Perpetual)

 $

 844,200

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $847,131)

 $

 844,200

 COMMON STOCKS - 1.5%

 Energy - 0.0%+

 Oil & Gas Exploration & Production - 0.0%+

 4,507,871

 Ascent CNR Corp.

 $

 54,094

 14,163

 Whiting Petroleum Corp. *

 104,381

 $

 158,475

 Total Energy

 $

 158,475

 Capital Goods - 0.0%+

 Industrial Machinery - 0.0%+

 156,027

 Liberty Tire Recycling LLC (e)

 $

 1,560

 Total Capital Goods

 $

 1,560

 Commercial Services & Supplies - 0.0%+

 Diversified Support Services - 0.0%+

 63

 IAP Worldwide Services, Inc.

 $

 84,949

 Total Commercial Services & Supplies

 $

 84,949

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 1,584

 CEVA Group Plc *

 $

 554,278

 Total Transportation

 $

 554,278

 Automobiles & Components - 0.3%

 Automobile Manufacturers - 0.3%

 169,615

 Ford Motor Co.

 $

 2,147,326

 Total Automobiles & Components

 $

 2,147,326

 Consumer Durables & Apparel - 0.0%+

 Homebuilding - 0.0%+

 1,443,476

 Desarrolladora Homex SAB de CV *

 $

 123,851

 Total Consumer Durables & Apparel

 $

 123,851

 Consumer Services - 0.1%

 Education Services - 0.1%

 11,492

 Cengage Learning Holdings II, Inc.

 $

 279,641

 Total Consumer Services

 $

 279,641

 Food, Beverage & Tobacco - 0.2%

 Distillers & Vintners - 0.2%

 87,811

 Marie Brizard Wine & Spirits SA *

 $

 1,576,653

 Total Food, Beverage & Tobacco

 $

 1,576,653

 Diversified Financials - 0.1%

 Specialized Finance - 0.1%

 894

 Panolam Holdings Co. * (e)

 $

 637,735

 Total Diversified Financials

 $

 637,735

 Insurance - 0.7%

 Life & Health Insurance - 0.7%

 4,613,242

 TIG TopCo., Ltd. (e)

 $

 5,069,775

 4,840

 TIG TopCo., Ltd. (Class A) (e)

 64

 132,750

 TopCo. Ltd. (e)

 1,758

 $

 5,071,597

 Total Insurance

 $

 5,071,597

 TOTAL COMMON STOCKS

 (Cost $13,522,317)

 $

 10,636,065

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.3%

 Transportation - 0.2%

 Airlines - 0.2%

 1,197,936

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

 $

 1,233,155

 Total Transportation

 $

 1,233,155

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 694,218

 1.46

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34

 $

 659,662

 254,677

 Westgate Resorts 2014-A LLC, 6.25%, 10/20/26 (144A)

 253,785

 $

 913,447

 Total Banks

 $

 913,447

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,829,396)

 $

 2,146,602

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%

 Banks - 1.3%

 Thrifts & Mortgage Finance - 1.3%

 1,500,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 $

 931,282

 1,480,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 1,401,650

 455,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 368,962

 600,000

 5.81

 COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)

 570,430

 1,175,000

 3.92

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 1,129,352

 777,948

 5.22

 EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/10/19 (144A)

 725,741

 645,897

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 639,438

 2,100,000

 6.01

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 1,992,802

 1,542,054

 2.92

 JP Morgan Mortgage Trust 2005-A1, Floating Rate Note, 2/25/35

 1,442,522

 $

 9,202,179

 Total Banks

 $

 9,202,179

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $9,312,343)

 $

 9,202,179

 CORPORATE BONDS - 77.6%

 Energy - 11.7%

 Oil & Gas Drilling - 0.7%

 2,306,000

 Rowan Companies, Inc., 5.4%, 12/1/42

 $

 1,556,550

 417,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 301,282

 1,000,000

 Trinidad Drilling, Ltd., 7.875%, 1/15/19 (144A)

 933,750

 2,420,000

 Unit Corp., 6.625%, 5/15/21

 1,875,500

 $

 4,667,082

 Oil & Gas Equipment & Services - 0.1%

 1,062,000

 Archrock Partners LP, 6.0%, 4/1/21

 $

 979,695

 Integrated Oil & Gas - 1.2%

 5,165,000

 Petrobras Global Finance BV, 5.375%, 1/27/21

 $

 4,900,294

 1,256,000

 Petrobras Global Finance BV, 6.25%, 3/17/24

 1,177,500

 MXN

 8,650,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 419,590

 1,435,000

 YPF SA, 8.5%, 3/23/21 (144A)

 1,539,038

 $

 8,036,422

 Oil & Gas Exploration & Production - 5.7%

 225,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 $

 144,045

 3,225,000

 Carrizo Oil & Gas, Inc., 6.25%, 4/15/23

 3,055,688

 274,000

 Comstock Resources, Inc., 9.5%, 6/15/20

 125,355

 2,385,000

 Continental Resources, Inc., 3.8%, 6/1/24

 2,039,175

 2,480,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 1,574,800

 4,980,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 722,100

 880,000

 Extraction Oil & Gas Holdings LLC, 7.875%, 7/15/21 (144A)

 880,000

 2,095,000

 GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)

 1,717,900

 4,990,000

 Gulfport Energy Corp., 7.75%, 11/1/20

 5,114,750

 1,634,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 1,470,600

 3,790,000

 Hilcorp Energy I LP, 5.0%, 12/1/24 (144A)

 3,524,700

 1,000,000

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 980,200

 2,870,000

 Memorial Resource Development Corp., 5.875%, 7/1/22

 2,870,603

 2,300,000

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21 (d)

 28,750

 1,955,000

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 1,928,021

 3,240,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 2,826,900

 785,000

 Oasis Petroleum, Inc., 7.25%, 2/1/19

 735,938

 7,570,000

 Pacific Exploration and Production Corp., 5.375%, 1/26/19 (144A) (d)

 1,249,050

 1,520,000

 PDC Energy, Inc., 7.75%, 10/15/22

 1,569,400

 505,000

 QEP Resources, Inc., 5.25%, 5/1/23

 475,962

 1,285,000

 QEP Resources, Inc., 5.375%, 10/1/22

 1,227,175

 1,750,000

 Rice Energy Inc., 6.25%, 5/1/22

 1,706,250

 975,000

 Rice Energy, Inc., 7.25%, 5/1/23

 977,438

 2,000,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 1,345,000

 575,000

 Whiting Petroleum Corp., 5.0%, 3/15/19

 501,688

 1,500,000

 WPX Energy, Inc., 6.0%, 1/15/22

 1,357,500

 $

 40,148,988

 Oil & Gas Refining & Marketing - 0.6%

 3,525,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 2,582,062

 1,717,368

 6.27

 EP PetroEcuador via Noble Sovereign Funding I, Ltd., Floating Rate Note, 9/24/19

 1,655,114

 $

 4,237,176

 Oil & Gas Storage & Transportation - 3.4%

 448,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 $

 373,805

 1,299,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 1,197,627

 1,090,000

 Genesis Energy LP, 5.75%, 2/15/21

 1,079,100

 725,000

 Genesis Energy LP, 6.75%, 8/1/22

 730,438

 2,645,000

 Global Partners LP, 7.0%, 6/15/23

 2,241,638

 NOK

 13,000,000

 6.21

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 1,492,064

 985,000

 Holly Energy Partners LP, 6.0%, 8/1/24 (144A)

 997,312

 1,480,000

 MPLX LP, 4.875%, 6/1/25 (144A)

 1,478,672

 2,625,000

 ONEOK, Inc., 7.5%, 9/1/23

 2,874,375

 4,000,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 4,130,000

 710,000

 Sabine Pass Liquefaction LLC, 5.875%, 6/30/26 (144A)

 728,638

 2,650,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 2,457,875

 1,375,000

 The Williams Companies, Inc., 4.55%, 6/24/24

 1,309,688

 3,135,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 2,876,362

 $

 23,967,594

 Coal & Consumable Fuels - 0.0%+

 315,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19 (d)

 $

 1,181

 Total Energy

 $

 82,038,138

 Materials - 6.5%

 Commodity Chemicals - 0.8%

 1,975,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 $

 1,807,125

 4,635,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 3,679,031

 $

 5,486,156

 Diversified Chemicals - 0.9%

 460,000

 Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)

 $

 525,550

 460,000

 Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)

 525,550

 725,000

 CVR Partners LP, 9.25%, 6/15/23 (144A)

 741,312

 EURO

 2,263,000

 Ineos Finance Plc, 4.0%, 5/1/23 (144A)

 2,567,984

 EURO

 1,380,000

 Inovyn Finance Plc, 6.25%, 5/15/21 (144A)

 1,600,064

 $

 5,960,460

 Construction Materials - 0.0%+

 EURO

 240,000

 Votorantim Cimentos SA, 3.5%, 7/13/22

 $

 242,897

 Metal & Glass Containers - 1.6%

 EURO

 471,642

 Ardagh Finance Holdings SA, 8.375%, 6/15/19 (0.00% cash, 8.375% PIK) (144A) (PIK)

 $

 546,964

 2,463,876

 Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)

 2,537,792

 475,000

 Ardagh Group, 3.876%, 5/15/21

 480,344

 590,000

 Ardagh Packaging Finance Plc, 4.625%, 5/15/23 (144A)

 593,688

 EURO

 410,000

 Ardagh Packaging Finance Plc, 6.75%, 5/15/24 (144A)

 480,153

 423,529

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 425,647

 630,000

 Ardagh Packaging Finance Plc, 7.25%, 5/15/24 (144A)

 664,650

 EURO

 725,000

 Horizon Holdings I SAS, 7.25%, 8/1/23 (144A)

 870,733

 3,350,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 3,442,125

 EURO

 950,000

 Verallia Packaging SASU, 5.125%, 8/1/22 (144A)

 1,119,188

 $

 11,161,284

 Paper Packaging - 0.2%

 1,305,000

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 1,327,838

 Aluminum - 0.1%

 680,000

 Constellium NV, 7.875%, 4/1/21 (144A)

 $

 712,300

 Diversified Metals & Mining - 1.4%

 810,000

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 745,200

 1,800,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 2,016,000

 2,000,000

 MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)

 2,107,068

 860,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 791,200

 255,000

 Teck Resources, Ltd., 8.0%, 6/1/21 (144A)

 272,212

 255,000

 Teck Resources, Ltd., 8.5%, 6/1/24 (144A)

 277,312

 4,145,000

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 3,834,125

 $

 10,043,117

 Steel - 0.7%

 715,000

 ArcelorMittal, 6.125%, 6/1/25

 $

 757,678

 2,915,000

 BlueScope Steel Finance, Ltd., 6.5%, 5/15/21 (144A)

 3,068,038

 EURO

 101,612

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20 (e)

 14,768

 EURO

 135,483

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20 (e)

 31,809

 1,960,000

 Samarco Mineracao SA, 4.125%, 11/1/22 (144A)

 770,280

 910,000

 Samarco Mineracao SA, 5.75%, 10/24/23 (144A)

 359,450

 $

 5,002,023

 Forest Products - 0.3%

 2,855,000

 Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)

 $

 2,341,100

 Paper Products - 0.5%

 3,735,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 3,062,700

 Total Materials

 $

 45,339,875

 Capital Goods - 3.4%

 Aerospace & Defense - 0.9%

 1,335,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 1,291,612

 2,185,884

 DynCorp International, Inc., 11.875%, 11/30/20 (PIK)

 1,661,272

 EURO

 3,265,000

 TA MFG., Ltd., 3.625%, 4/15/23

 3,472,053

 $

 6,424,937

 Building Products - 0.5%

 3,475,000

 Griffon Corp., 5.25%, 3/1/22

 $

 3,479,344

 Construction & Engineering - 0.1%

 6,900,000

 Abengoa Finance SA, 8.875%, 11/1/17 (144A) (d)

 $

 396,750

 Electrical Components & Equipment - 0.3%

 2,500,000

 General Cable Corp., 5.75%, 10/1/22

 $

 2,350,000

 Industrial Conglomerates - 0.5%

 2,980,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 3,214,675

 Industrial Machinery - 0.9%

 3,880,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 3,482,300

 3,461,374

 Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (e)

 2,561,417

 $

 6,043,717

 Trading Companies & Distributors - 0.2%

 1,690,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 $

 1,736,475

 Total Capital Goods

 $

 23,645,898

 Commercial Services & Supplies - 0.4%

 Environmental & Facilities Services - 0.1%

 745,000

 Clean Harbors, Inc., 5.125%, 6/1/21

 $

 760,831

 Diversified Support Services - 0.3%

 400,000

 Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)

 $

 426,000

 1,475,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 1,305,375

 $

 1,731,375

 Total Commercial Services & Supplies

 $

 2,492,206

 Transportation - 2.1%

 Airlines - 0.5%

 1,873,185

 Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)

 $

 1,891,917

 1,350,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 1,378,688

 $

 3,270,605

 Marine - 0.5%

 2,700,000

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (d)

 $

 1,306,260

 3,650,000

 Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)

 2,500,250

 $

 3,806,510

 Railroads - 0.7%

 3,370,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 3,454,250

 EURO

 1,325,000

 Russian Railways via RZD Capital Plc, 3.3744%, 5/20/21

 1,509,792

 $

 4,964,042

 Trucking - 0.1%

 5,767,110

 Inversiones Alsacia SA, 8.0%, 12/31/18 (144A) (d)

 $

 432,533

 Highways & Railtracks - 0.3%

 MXN

 37,000,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $

 2,016,541

 Total Transportation

 $

 14,490,231

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.2%

 1,462,000

 Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)

 $

 1,538,755

 Automobile Manufacturers - 0.7%

 2,035,000

 Dana Financing Luxembourg Sarl, 6.5%, 6/1/26 (144A)

 $

 2,085,875

 2,475,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 2,543,062

 $

 4,628,937

 Total Automobiles & Components

 $

 6,167,692

 Consumer Durables & Apparel - 1.0%

 Homebuilding - 1.0%

 2,079,000

 Lennar Corp., 4.75%, 11/15/22

 $

 2,182,950

 2,200,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 2,245,320

 2,625,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 2,703,750

 $

 7,132,020

 Total Consumer Durables & Apparel

 $

 7,132,020

 Consumer Services - 2.7%

 Casinos & Gaming - 1.0%

 83,503

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)

 $

 418

 7,306,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 6,493,208

 625,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 425,000

 $

 6,918,626

 Hotels, Resorts & Cruise Lines - 0.6%

 1,540,000

 Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)

 $

 1,613,150

 2,860,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 2,523,950

 $

 4,137,100

 Restaurants - 0.4%

 1,460,000

 KFC Holding Co., 5.0%, 6/1/24 (144A)

 $

 1,525,700

 1,460,000

 KFC Holding Co., 5.25%, 6/1/26 (144A)

 1,544,855

 $

 3,070,555

 Specialized Consumer Services - 0.7%

 EURO

 3,285,000

 Boing Group Financing Plc, 6.625%, 7/15/19 (144A)

 $

 3,397,183

 1,140,000

 Constellis Holdings LLC, 9.75%, 5/15/20 (144A)

 1,111,500

 $

 4,508,683

 Total Consumer Services

 $

 18,634,964

 Media - 1.4%

 Advertising - 0.1%

 450,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 435,375

 Broadcasting - 0.6%

 1,615,000

 CCO Holdings LLC, 5.75%, 2/15/26 (144A)

 $

 1,703,825

 1,415,000

 Gray Television, Inc., 5.875%, 7/15/26 (144A)

 1,454,620

 EURO

 1,240,000

 United Group BV, 7.875%, 11/15/20 (144A)

 1,455,844

 $

 4,614,289

 Cable & Satellite - 0.5%

 2,140,000

 DISH DBS Corp., 5.875%, 7/15/22

 $

 2,138,673

 2,500,000

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 575,000

 765,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 779,826

 $

 3,493,499

 Publishing - 0.2%

 1,253,000

 Trader Corp., 9.875%, 8/15/18 (144A)

 $

 1,282,759

 Total Media

 $

 9,825,922

 Retailing - 1.2%

 Distributors - 0.2%

 1,250,000

 LKQ Corp., 4.75%, 5/15/23

 $

 1,253,125

 Department Stores - 0.4%

 2,285,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $

 2,387,825

 Computer & Electronics Retail - 0.2%

 2,010,000

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 1,688,400

 Specialty Stores - 0.4%

 3,045,000

 Outerwall, Inc., 5.875%, 6/15/21

 $

 3,083,062

 Total Retailing

 $

 8,412,412

 Food & Staples Retailing - 0.3%

 Food Retail - 0.3%

 2,535,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 2,433,600

 Total Food & Staples Retailing

 $

 2,433,600

 Food, Beverage & Tobacco - 9.7%

 Distillers & Vintners - 0.5%

 4,829,992

 CEDC Finance Corp International, Inc., 10.0%, 4/30/18 (Step)

 $

 3,670,794

 Agricultural Products - 0.1%

 1,625,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A) (d)

 $

 666,250

 Packaged Foods & Meats - 8.5%

 EURO

 3,200,000

 Agrokor dd, 9.875%, 5/1/19 (144A)

 $

 3,771,685

 GBP

 1,170,000

 Boparan Finance Plc, 5.5%, 7/15/21 (144A)

 1,440,699

 4,450,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A) (d)

 2,391,875

 EURO

 6,445,000

 Darling Global Finance BV, 4.75%, 5/30/22

 7,429,529

 775,000

 FAGE International SA, 5.625%, 8/15/26 (144A)

 791,469

 3,060,000

 FAGE International SA, 9.875%, 2/1/20 (144A)

 3,175,668

 3,800,000

 JBS Investment Management, Ltd., 7.25%, 4/3/24

 3,915,900

 3,135,000

 JBS USA LLC, 5.75%, 6/15/25 (144A)

 3,056,625

 3,615,000

 Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)

 3,705,375

 6,250,000

 Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)

 6,421,875

 2,900,000

 MHP SA, 8.25%, 4/2/20 (144A)

 2,740,500

 2,755,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 3,037,388

 6,730,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 7,100,150

 6,500,000

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

 5,086,250

 2,630,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 2,774,650

 1,375,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 1,467,812

 800,000

 Post Holdings, Inc., 7.75%, 3/15/24 (144A)

 885,000

 $

 59,192,450

 Tobacco - 0.7%

 5,500,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 4,840,000

 Total Food, Beverage & Tobacco

 $

 68,369,494

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 1,740,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 $

 1,766,100

 Total Household & Personal Products

 $

 1,766,100

 Health Care Equipment & Services - 2.6%

 Health Care Supplies - 0.5%

 3,270,000

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 3,359,925

 Health Care Services - 0.2%

 1,175,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 $

 1,223,457

 Health Care Facilities - 1.0%

 3,915,000

 CHS, 6.875%, 2/1/22

 $

 3,366,900

 2,400,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 2,214,000

 1,320,000

 Kindred Healthcare, Inc., 8.0%, 1/15/20

 1,349,700

 $

 6,930,600

 Managed Health Care - 0.9%

 1,840,000

 Centene Corp., 4.75%, 5/15/22

 $

 1,895,200

 1,550,000

 Centene Corp., 5.625%, 2/15/21

 1,637,188

 3,130,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 3,237,609

 $

 6,769,997

 Total Health Care Equipment & Services

 $

 18,283,979

 Pharmaceuticals, Biotechnology & Life Sciences - 1.8%

 Pharmaceuticals - 1.8%

 1,405,000

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $

 1,492,812

 5,310,000

 Endo Finance LLC, 5.375%, 1/15/23 (144A)

 4,606,425

 EURO

 3,475,000

 Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23

 3,051,707

 4,180,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 3,479,850

 $

 12,630,794

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 12,630,794

 Banks - 7.7%

 Diversified Banks - 6.5%

 3,485,000

 9.25

 Access Bank Plc, Floating Rate Note, 6/24/21 (144A)

 $

 2,736,422

 1,050,000

 8.25

 Banco de Galicia y Buenos Aires SA, Floating Rate Note, 7/19/26 (144A)

 1,106,036

 925,000

 9.00

 Banco do Brasil SA, Floating Rate Note, 12/31/49 (Perpetual)

 745,088

 820,000

 9.75

 Banco Macro SA, Floating Rate Note, 12/18/36

 832,300

 2,000,000

 Banco Nacional de Costa Rica, 6.25%, 11/1/23 (144A)

 2,067,500

 1,365,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 1,490,409

 825,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 864,188

 3,870,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 4,063,500

 1,250,000

 BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)

 1,424,375

 3,625,000

 7.62

 BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 3,766,375

 498,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 510,622

 356,000

 6.25

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 383,590

 1,900,000

 5.90

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 1,949,875

 346,000

 5.88

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 348,377

 2,525,000

 8.12

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 2,657,562

 225,000

 7.88

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 222,750

 3,525,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 3,370,781

 INR

 42,350,000

 Inter-American Development Bank, 6.0%, 9/5/17

 629,979

 4,825,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)

 4,378,688

 EURO

 970,000

 6.38

 Lloyds Banking Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 1,060,060

 1,975,000

 Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)

 2,086,031

 1,020,000

 7.50

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 990,420

 1,773,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 1,761,919

 750,000

 Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)

 731,550

 700,000

 5.50

 Sberbank of Russia Via SB Capital SA, Floating Rate Note, 2/26/24

 684,250

 1,355,000

 Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (144A)

 1,402,804

 2,490,000

 Turkiye Is Bankasi, 5.375%, 10/6/21 (144A)

 2,455,762

 775,000

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 803,675

 $

 45,524,888

 Thrifts & Mortgage Finance - 1.2%

 3,400,000

 Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 3,707,700

 1,850,000

 Argentine Republic Government International Bond, 7.5%, 4/22/26 (144A)

 2,009,100

 2,725,000

 Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)

 2,917,385

 $

 8,634,185

 Total Banks

 $

 54,159,073

 Diversified Financials - 5.3%

 Other Diversified Financial Services - 0.3%

 IDR

 26,550,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 $

 1,996,748

 Specialized Finance - 1.2%

 EURO

 145,000

 4.75

 Arrow Global Finance Plc, Floating Rate Note, 5/1/23 (144A)

 $

 162,110

 3,045,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 3,409,898

 4,870,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,090,800

 1,185,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 1,019,100

 $

 8,681,908

 Consumer Finance - 3.1%

 150,000

 Ally Financial, Inc., 4.625%, 5/19/22

 $

 154,994

 5,658,000

 Ally Financial, Inc., 5.75%, 11/20/25

 5,891,392

 2,650,000

 Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)

 2,603,095

 INR

 241,840,000

 International Finance Corp., 7.75%, 12/3/16

 3,623,310

 INR

 240,670,000

 International Finance Corp., 8.25%, 6/10/21

 3,879,181

 1,898,713

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 1,908,207

 3,325,000

 Unifin Financiera SAB de CV SOFOM ENR, 6.25%, 7/22/19 (144A)

 3,341,625

 $

 21,401,804

 Investment Banking & Brokerage - 0.7%

 1,550,000

 5.55

 Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)

 $

 1,569,375

 3,028,000

 UBS AG, 7.625%, 8/17/22

 3,520,050

 $

 5,089,425

 Total Diversified Financials

 $

 37,169,885

 Insurance - 4.0%

 Life & Health Insurance - 0.2%

 GBP

 954,047

 TIG FINCO Plc, 8.75%, 4/2/20

 $

 960,036

 GBP

 168,361

 8.50

 TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)

 226,262

 $

 1,186,298

 Reinsurance - 3.8%

 450,000

 5.78

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 462,960

 1,300,000

 Arlington Segregated Account (KaneSAC Ltd.), Variable Rate Notes, 8/31/16 (f)(g)

 63,180

 800,000

 Berwick 2016-1 Segregated Account (KaneSAC Ltd.), Variable Rate Notes, 2/1/18 (f)(g)

 823,840

 1,000,000

 Berwick Segregated Account (KaneSAC Ltd.), Variable Rate Note, 1/22/16 (f)(g)

 30,000

 2,600,000

 Carnosutie 2016-N,Segregated Account (KaneSAC Ltd.), Variable Rate Notes, 11/30/20 (f)(g)

 2,691,520

 3,900,000

 Carnoustie Segregated Account (KaneSAC Ltd.), Variable Rate Notes, 2/19/16 (f)(g)

 79,560

 EURO

 1,300,000

 Dundonald Segregated Account (KaneSAC Ltd.), Variable Rate Notes, 1/17/17 (f)(g)

 1,341,197

 800,000

 Eden Re II, Ltd., Variable Rate Notes 4/23/19 (144A) (f)(g)

 829,600

 1,600,000

 Gleneagles Segregated Account (KaneSAC Ltd), Variable Rate Notes, 11/30/20 (f)(g)

 1,675,360

 3,500,000

 Gullane Segregated Account (KaneSAC Ltd.), Variable Rate Note 11/30/20 (f)(g)

 3,722,950

 350,000

 Kingsbarns Segregated Account (KaneSAC Ltd.), Variable Rate Notes, 5/15/17 (f)(g)

 328,790

 2,400,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)

 168,000

 1,100,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (f)(g)

 1,120,350

 490,000

 Madison Re, Variable Rate Notes, 3/31/19

 498,673

 3,900,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)(g)

 152,880

 1,000,000

 Pangaea Re., Variable Rate Notes, 11/30/20 (f)(g)

 1,017,300

 3,500,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f)(g)

 3,582,950

 4,070,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (f)(g)

 73,260

 1,300,000

 Prestwick Segregated Account (KaneSAC Ltd.), Variable Rate Notes, 7/1/16 (f)(g)

 97,370

 900,000

 4.50

 Resilience Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond)

 900,000

 7,176

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (f)(g)

 9,506

 1,150,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (f)(g)

 1,198,875

 2,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (f)(g)

 5,200

 2,600,000

 St. Andrews Segregated Account (KaneSAC Ltd.), Variable Rate Notes, 1/22/16 (f)(g)

 51,220

 1,750,000

 St. Andrews Segregated Account (KaneSAC Ltd.), Variance Rate Notes, 2/1/18 (f)(g)

 1,805,475

 JPY

 98,019,476

 Tralee Segregated Account (KaneSAC Ltd.), Variable Rate Note 7/15/17 (f)(g)

 958,624

 3,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f)(g)

 3,004,500

 3,800,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/17 (f)(g)

 55,480

 $

 26,748,620

 Total Insurance

 $

 27,934,918

 Real Estate - 0.9%

 Specialized REIT - 0.9%

 2,777,627

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 2,847,068

 2,620,000

 Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)

 2,703,526

 955,000

 Equinix, Inc., 5.375%, 4/1/23

 998,290

 $

 6,548,884

 Total Real Estate

 $

 6,548,884

 Software & Services - 1.3%

 Internet Software & Services - 0.4%

 1,780,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 1,815,600

 588,000

 IAC, 4.875%, 11/30/18

 602,700

 $

 2,418,300

 Data Processing & Outsourced Services - 0.7%

 3,100,000

 Cardtronics, Inc., 5.125%, 8/1/22

 $

 3,119,375

 1,260,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 1,296,225

 820,000

 NeuStar, Inc., 4.5%, 1/15/23

 724,675

 $

 5,140,275

 Application Software - 0.2%

 1,430,000

 Open Text Corp., 5.875%, 6/1/26 (144A)

 $

 1,486,328

 Total Software & Services

 $

 9,044,903

 Technology Hardware & Equipment - 1.2%

 Communications Equipment - 0.4%

 1,560,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $

 1,645,800

 1,475,000

 CommScope, Inc., 5.0%, 6/15/21 (144A)

 1,528,469

 3,174,269

 Computer Hardware & Storage - 0.2%

 735,000

 Diamond 1 Finance Corp., 5.875%, 6/15/21 (144A)

 $

 768,073

 670,000

 Diamond 1 Finance Corp., 7.125%, 6/15/24 (144A)

 720,902

 $

 1,488,975

 Electronic Components - 0.6%

 1,000,000

 Belden, Inc., 5.25%, 7/15/24 (144A)

 $

 1,000,000

 EURO

 2,570,000

 Belden, Inc., 5.5%, 4/15/23

 3,016,923

 $

 4,016,923

 Total Technology Hardware & Equipment

 $

 8,680,167

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductors - 0.5%

 3,225,000

 Micron Technology, Inc., 5.5%, 2/1/25

 $

 2,894,438

 520,000

 Micron Technology, Inc., 5.625%, 1/15/26 (144A)

 461,500

 $

 3,355,938

 Total Semiconductors & Semiconductor Equipment

 $

 3,355,938

 Telecommunication Services - 6.4%

 Integrated Telecommunication Services - 2.9%

 2,260,000

 CenturyLink, Inc., 5.625%, 4/1/25

 $

 2,142,209

 330,000

 CenturyLink, Inc., 7.5%, 4/1/24

 352,275

 1,902,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 1,970,948

 8,145,000

 Frontier Communications Corp., 8.75%, 4/15/22

 8,430,073

 500,000

 GCI, Inc., 6.75%, 6/1/21

 515,000

 1,665,000

 GCI, Inc., 6.875%, 4/15/25

 1,727,438

 420,000

 Windstream Corp., 7.5%, 6/1/22

 386,400

 4,765,000

 Windstream Services LLC, 7.75%, 10/15/20

 4,750,109

 $

 20,274,452

 Wireless Telecommunication Services - 3.5%

 2,800,000

 Altice Financing SA, 6.5%, 1/15/22 (144A)

 $

 2,884,000

 320,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 320,602

 600,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 607,500

 3,320,000

 Digicel, Ltd., 6.0%, 4/15/21 (144A)

 3,083,450

 1,500,000

 Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)

 1,546,800

 7,465,000

 Sprint Corp., 7.25%, 9/15/21

 6,965,815

 1,155,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 1,232,604

 2,750,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 2,697,888

 2,720,000

 VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)

 3,006,987

 RUB

 124,400,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 1,851,735

 $

 24,197,381

 Total Telecommunication Services

 $

 44,471,833

 Utilities - 4.2%

 Electric Utilities - 2.2%

 2,125,000

 Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21

 $

 2,032,031

 EURO

 1,575,000

 ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)

 1,807,953

 2,325,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 2,266,875

 2,395,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,775,206

 55,353

 FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)

 55,353

 3,760,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 3,562,600

 3,075,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 2,706,000

 $

 15,206,018

 Gas Utilities - 0.5%

 2,133,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 1,941,030

 1,850,000

 Ferrellgas LP, 6.75%, 6/15/23

 1,623,375

 $

 3,564,405

 Multi-Utilities - 0.5%

 3,644,902

 Ormat Funding Corp., 8.25%, 12/30/20

 $

 3,608,453

 Independent Power Producers & Energy Traders - 1.0%

 550,000

 Calpine Corp., 5.25%, 6/1/26 (144A)

 $

 555,500

 940,000

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 991,700

 920,000

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 944,150

 500,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 521,875

 3,465,000

 TerraForm Power, 9.75%, 8/15/22 (144A)

 3,473,662

 205,000

 TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)

 205,769

 $

 6,692,656

 Total Utilities

 $

 29,071,532

 TOTAL CORPORATE BONDS

 (Cost $578,585,473)

 $

 542,100,458

 U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.3%

 1,760,000

 U.S. Treasury Bills, 8/18/16 (c)

 $

 1,759,850

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION

 (Cost $1,759,812)

 $

 1,759,850

 FOREIGN GOVERNMENT BONDS - 7.7%

 1,845,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 1,895,516

 2,655,000

 Banque Cent de Tunisie, 5.75%, 1/30/25 (144A)

 2,515,612

 BRL

 5,288,000

 Brazilian Government International Bond, 10.25%, 1/10/28

 1,614,009

 2,650,000

 City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)

 2,756,000

 2,410,000

 Ecuador Government International Bond, 10.5%, 3/24/20 (144A)

 2,413,615

 690,000

 Gabon Government International Bond, 6.375%, 12/12/24 (144A)

 620,655

 GHS

 9,405,000

 Ghana Government Bond, 24.5%, 4/22/19

 2,379,287

 GHS

 4,085,000

 Ghana Government Bond, 24.75%, 7/19/21

 1,035,859

 2,175,000

 Kenya Government International Bond, 5.875%, 6/24/19 (144A)

 2,180,438

 3,130,000

 Kenya Government International Bond, 6.875%, 6/24/24 (144A)

 2,968,805

 ARS

 43,053,598

 Letras del Banco Central de la Republica Argentina, 1/4/17 (c)

 2,590,039

 ARS

 20,336,104

 Letras del Banco Central de la Republica Argentina, 12/28/16 (c)

 1,228,653

 MXN

 105,413,246

 Mexican Udibonos, 2.0%, 6/9/22

 5,503,656

 MXN

 9,327,646

 Mexican Udibonos, 3.5%, 12/14/17

 510,671

 EURO

 2,175,000

 Mexico Government International Bond, 4.0%, 3/15/15

 2,401,254

 1,415,000

 Namibia International Bonds, 5.25%, 10/29/25 (144A)

 1,477,189

 1,535,882

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 1,635,714

 1,380,000

 Provincia de Buenos Aires Argentina, 9.125%, 3/16/24 (144A)

 1,521,450

 830,000

 Provincia de Cordoba, 7.125%, 6/10/21 (144A)

 836,225

 4,015,000

 Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)

 4,061,172

 3,125,000

 Republic of Argentina Government Bond, 6.625%, 7/6/28

 3,178,125

 RON

 8,220,000

 Romania Government Bond, 5.85%, 4/26/23

 2,443,532

 2,000,000

 Rwanda International Government Bond, 6.625%, 5/2/23 (144A)

 1,972,240

 1,360,000

 Sri Lanka Government International Bond, 6.85%, 11/3/25 (144A)

 1,432,118

 3,700,000

 Zambia Government International Bond, 5.375%, 9/20/22 (144A)

 2,924,850

 $

 54,096,684

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $57,479,304)

 $

 54,096,684

 SENIOR FLOATING RATE LOAN INTERESTS - 3.3%**

 Energy - 0.2%

 Oil & Gas Exploration & Production - 0.0%+

 743,697

 15.00

 Ascent Resources - Utica LLC (f.k.a. American Energy - Utica, LLC) Term Loan (Second Lien), 7/1/19

 $

 301,197

 Coal & Consumable Fuels - 0.2%

 4,700,000

 18.15

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 1,069,250

 1,034,769

 8.15

 Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (d)

 235,410

 $

 1,304,660

 Total Energy

 $

 1,605,857

 Materials - 0.3%

 Diversified Metals & Mining - 0.0%+

 244,363

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 239,839

 Steel - 0.3%

 2,000,000

 6.00

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 2,012,500

 Total Materials

 $

 2,252,339

 Capital Goods - 0.3%

 Aerospace & Defense - 0.3%

 2,100,000

 4.65

 DynCorp International, Inc., Term Loan B2, 7/7/20

 $

 2,097,593

 Total Capital Goods

 $

 2,097,593

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.1%

 493,334

 4.65

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 448,934

 Total Commercial Services & Supplies

 $

 448,934

 Automobiles & Components - 0.0%+

 Auto Parts & Equipment - 0.0%+

 3,134

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 3,141

 Total Automobiles & Components

 $

 3,141

 Media - 0.3%

 Advertising - 0.3%

 2,143,648

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 2,043,610

 Total Media

 $

 2,043,610

 Retailing - 0.3%

 Automotive Retail - 0.3%

 2,051,450

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 $

 2,056,579

 Total Retailing

 $

 2,056,579

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 950,000

 0.00

 Revlon Consumer Products Corp., Term Loan B, 7/22/23

 $

 950,119

 Total Household & Personal Products

 $

 950,119

 Health Care Equipment & Services - 1.0%

 Health Care Services - 0.5%

 1,006,979

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 961,665

 676,507

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 647,756

 405,904

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 388,653

 1,320,000

 4.50

 National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22

 1,315,875

 $

 3,313,949

 Health Care Facilities - 0.1%

 730,604

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17 (d)

 $

 606,401

 Managed Health Care - 0.4%

 2,790,000

 8.63

 Concentra, Inc., Initial Term Loan (Second Lien), 4/8/23

 $

 2,735,037

 531,145

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (d)

 440,851

 $

 3,175,888

 Total Health Care Equipment & Services

 $

 7,096,238

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Biotechnology - 0.5%

 3,543,926

 7.00

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22

 $

 3,224,972

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,224,972

 Utilities - 0.1%

 Electric Utilities - 0.1%

 162,500

 5.00

 Texas Competitive Electric Holdings Co., LLC (TXU) DIP Term Loan, 7/27/23

 $

 163,262

 712,500

 5.00

 Texas Competitive Electric Holdings Co., LLC (TXU) DIP Term Loan, 7/27/23

 715,840

 $

 879,102

 Total Utilities

 $

 879,102

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $27,169,289)

 $

 22,658,484

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.1%

 Municipal General - 0.1%

 8,875,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 671,926

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $8,859,832)

 $

 671,926

 Shares

 RIGHTS / WARRANTS - 0.0%+

 Food, Beverage & Tobacco - 0.0%+

 Distillers & Vintners - 0.0%+

 29

 Marie Brizard Wine & Spirits SA, 12/23/16

 $

 1

 Total Food, Beverage & Tobacco

 $

 1

 Insurance - 0.0%+

 Life & Health Insurance - 0.0%+

 1,390

 TIG TopCo., Ltd.

 $

                   -

 Total Insurance

 $

                   -

 TOTAL RIGHTS / WARRANTS

 (Cost $2)

 $

 1

 CALL OPTIONS PURCHASED - 0.x%

 Number of Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 MXN

 297,012

 Desarrolladora Homex SAB de CV (h)

 Bank of New York Mellon Corp.

 -(j)

 10/23/22

 $

                   -

 MXN

 297,012

 Desarrolladora Homex SAB de CV (i)

 Bank of New York Mellon Corp.

 -(j)

 10/23/22

                   -

 $

                   -

 TOTAL CALL OPTIONS PURCHASED

 (Premiums paid $0)

 $

                   -

 TOTAL INVESTMENT IN SECURITIES - 96.4%

 (Cost $738,488,488) (a)

 $

 673,683,476

 OTHER ASSETS & LIABILITIES - 3.6%

 $

 25,280,987

 TOTAL NET ASSETS - 100.0%

 $

 698,964,463

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represents a pay-in-kind security.

 (Cat Bond)

 Catastrophe or event linked bond.  At July 31, 2016 the value of these securities amounted to $1,362,960 or 0.2% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2016, the value of these securities amounted to $324,807,361 or 46.5% of total net assets.

 (a)

 At July 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $738,488,488 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $        24,929,627

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (89,734,639)

 Net unrealized depreciation

  $      (64,805,012)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security is in default.

 (e)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).

 (f)

 Structured reinsurance investment.  At July 31, 2016, the value of these securities amounted to $24,886,987 or 3.6% of total net assets.

 (g)

 Rate to be determined.

 (h)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.

 (i)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.

 (j)

 Strike price is 1 Mexican Peso (MXN).

 (k)

 Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 United States

 55.1%

 Luxembourg

 5.9%

 United Kingdom

 5.1%

 Argentina

 3.7%

 Netherlands

 3.7%

 Mexico

 3.2%

 Canada

 2.2%

 Ireland

 2.1%

 Bermuda

 1.8%

 France

 1.8%

 Australia

 1.3%

 Peru

 1.1%

 Other (individually less than 1%)

 13.0%

 100.0%

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 ARS

 Argentine Peso

 BRL

 Brazilian Real

 EURO

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanian Cedis

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 RON

 Romanian Leu

 RUB

 Russian Ruble

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS — SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received

 Unrealized Appreciation

                4,370,850

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 BBB+

 12/20/20

  $        (33,704)

  $         238,041

  $      (33,704)

  $       238,041

            (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

            (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

   Materials

     Steel

  $                      -

  $                   -

  $         42,942

  $           42,942

   All Other Convertible Corporate Bonds

                          -

         25,860,417

                     -

         25,860,417

 Preferred Stocks

   Transportation

     Air Freight & Logistics

                          -

           1,199,860

                     -

           1,199,860

   Diversified Financials

     Consumer Finance

             2,463,808

           2,463,808

 Convertible Preferred Stocks

                844,200

                       -

                     -

             844,200

 Common Stocks

   Energy

     Oil & Gas Exploration & Production

                104,381

               54,094

                     -

             158,475

   Capital Goods

     Industrial Machinery

                          -

                       -

               1,560

                 1,560

   Commercial Services & Supplies

     Diversified Support Services

                          -

               84,949

                     -

               84,949

   Transportation

     Air Freight & Logistics

                          -

             554,278

                     -

             554,278

   Consumer Services

     Education Services

                          -

             279,641

                     -

             279,641

   Diversified Financials

     Specialized Finance

                          -

                       -

           637,735

             637,735

   Insurance

     Life & Health Insurance

                          -

                       -

         5,071,597

           5,071,597

   All Other Common Stocks

             3,847,830

                       -

                     -

           3,847,830

 Asset Backed Securities

                          -

           2,146,602

                     -

           2,146,602

 Collateralized Mortgage Obligations

                          -

           9,202,179

                     -

           9,202,179

 Corporate Bonds

   Materials

     Steel

                          -

           4,955,446

             46,577

           5,002,023

   Capital Goods

     Industrial Machinery

                          -

           3,482,300

         2,561,417

           6,043,717

   Insurance

     Reinsurance

                          -

             462,960

       26,285,660

         26,748,620

   All Other Corporate Bonds

                          -

       504,306,098

                     -

       504,306,098

 Foreign Government Bonds

                          -

         54,096,684

                     -

         54,096,684

 U.S. Government and Agency Obligation

                          -

           1,759,850

                     -

           1,759,850

 Senior Floating Rate Loan Interests

                          -

         22,658,484

                     -

         22,658,484

 Rights/Warrants

                         1

                       -

                     -

                       1

 Municipal Collateralized Debt Obligation

                          -

             671,926

                     -

             671,926

 Call Options Purchased

                          -

                       -

                     -

                       -

 Total

  $       7,260,220

  $631,775,768

  $34,647,488

  $673,683,476

 Other Financial Instruments

 Unrealized appreciation on forward foreign currency contracts

  $                    -

  $           82,432

  $               -

  $           82,432

 Unrealized depreciation on forward foreign currency contracts

                        -

            (117,057)

                   -

            (117,057)

 Unrealized appreciation on swap contracts

                        -

             238,041

                   -

             238,041

 Total Other Financial Instruments

  $                    -

  $       203,416

  $               -

  $       203,416

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common Stocks

 Convertible Corporate Bonds

 Preferred

 Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/15

  $         7,752,735

  $           39,144

  $         83,750

  $     51,484,941

  $     59,360,570

 Realized gain (loss)1

                          -

                       -

                     -

               16,491

               16,491

 Change in unrealized appreciation (depreciation)2

            (2,041,843)

             (17,147)

           (50,250)

       (22,898,432)

       (25,007,672)

 Purchases

                          -

               20,945

                     -

         25,942,473

         25,963,418

 Sales

                          -

                       -

           (33,500)

       (25,651,819)

       (25,685,319)

 Transfers in to Level 3*

                          -

                       -

                     -

                       -

                       -

 Transfers out of Level 3*

                          -

                       -

                     -

                       -

                       -

 Balance as of 7/31/16

  $         5,710,892

  $           42,942

  $                 -

  $     28,893,654

  $     34,647,488

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended July 31, 2016, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/16

  $      (22,644,005)

 Pioneer Global Multisector Income Fund

 Schedule of Investments 7/31/16 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.3%

 Energy - 0.2%

 Oil & Gas Exploration & Production - 0.2%

 53,755

 Whiting Petroleum Corp., 6.25%, 4/1/23

 $

 47,842

 Total Energy

 $

 47,842

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 56,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 37,590

 Total Capital Goods

 $

 37,590

 Consumer Durables & Apparel - 0.0%+

 Homebuilding - 0.0%+

 14,000

 KB Home, 1.375%, 2/1/19

 $

 13,510

 Total Consumer Durables & Apparel

 $

 13,510

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $102,346)

 $

 98,942

 PREFERRED STOCKS - 0.1%

 Banks - 0.1%

 Diversified Banks - 0.1%

 724

 7.01

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 18,962

 Total Banks

 $

 18,962

 Diversified Financials - 0.0%+

 Consumer Finance - 0.0%+

 231

 6.41

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 5,872

 Total Diversified Financials

 $

 5,872

 TOTAL PREFERRED STOCKS

 (Cost $22,858)

 $

 24,834

 CONVERTIBLE PREFERRED STOCKS - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 30

 Bank of America Corp., 7.25%, 12/31/49 (Perpetual)

 $

 36,180

 80

 Wells Fargo & Co., 7.5% (Perpetual)

 106,501

 $

 142,681

 Total Banks

 $

 142,681

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $119,802)

 $

 142,681

 Shares

 COMMON STOCK - 0.1%

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 2,123

 Whiting Petroleum Corp. *

 $

 15,647

 TOTAL COMMON STOCK

 (Cost $12,895)

 $

 15,647

 Principal

 Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 1.1%

 49,844

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 $

 50,224

 47,563

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 47,835

 12,406

 5.07

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 12,499

 58,606

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 60,322

 130

 Irwin Home Equity Loan Trust 2005-1, 5.82%, 6/25/35 (Step)

 129

 39,130

 5.50

 Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34

 41,223

 9,559

 1.15

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 9,502

 6,507

 0.90

 SMART ABS Series 2015-1US Trust, Floating Rate Note, 8/14/17

 6,504

 841

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 866

 40,650

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.27975%, 9/25/36 (Step)

 41,511

 50,000

 VB-S1 Issuer LLC, 3.065%, 6/15/46 (144A)

 50,917

 $

 321,532

 TOTAL ASSET BACKED SECURITIES

 (Cost $313,833)

 $

 321,532

 COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%

 71,315

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 $

 73,315

 51,949

 3.50

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 53,471

 3,591

 0.94

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 3,266

 6,918

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 7,021

 6,790

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 6,888

 6,780

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 6,941

 6,072

 2.87

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 6,106

 100,000

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44

 110,448

 50,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 52,989

 50,000

 4.55

 COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48

 56,886

 24,636

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 24,828

 50,019

 3.50

 CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)

 51,367

 100,000

 5.43

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 114,521

 50,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 53,729

 25,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 26,844

 13,704

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 13,739

 75,000

 JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/15/47

 79,018

 35,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46

 38,339

 100,000

 1.40

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 99,248

 6,396

 2.69

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 6,270

 7,492

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 7,676

 75,000

 5.48

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 74,653

 90,142

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 92,898

 41,457

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 41,683

 GBP

 53,443

 0.99

 Paragon Secured Finance No 1 Plc, Floating Rate Note, 11/15/35

 68,317

 26,272

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 26,649

 3,398

 1.04

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 3,366

 29,293

 2.50

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 29,247

 57,923

 0.75

 Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38

 57,325

 49,907

 0.69

 Crusade Global Trust No.2 of 2006, Floating Rate Note, 11/15/37

 49,722

 9,019

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 9,728

 45,000

 5.20

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 50,049

 50,000

 4.77

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 52,111

 50,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 52,238

 33,645

 Government National Mortgage Association, 4.5%, 9/20/39

 36,727

 17,716

 Government National Mortgage Association, 5.25%, 8/16/35

 19,761

 $

 1,557,384

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $1,518,896)

 $

 1,557,384

 CORPORATE BONDS - 32.2%

 Energy - 5.2%

 Oil & Gas Drilling - 0.4%

 25,000

 Pride International, Inc., 6.875%, 8/15/20

 $

 23,703

 100,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 82,000

 $

 105,703

 Integrated Oil & Gas - 1.1%

 120,000

 Petrobras Global Finance BV, 5.375%, 1/27/21

 $

 113,850

 155,000

 Petroleos Mexicanos, 3.5%, 1/30/23

 146,862

 55,000

 YPF SA, 8.5%, 3/23/21 (144A)

 58,988

 $

 319,700

 Oil & Gas Exploration & Production - 0.9%

 15,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 $

 14,962

 35,000

 Freeport-McMoran Oil & Gas LLC, 6.75%, 2/1/22

 34,038

 25,000

 Newfield Exploration Co., 5.375%, 1/1/26

 23,875

 100,000

 Range Resources Corp., 5.0%, 3/15/23

 92,000

 100,000

 WPX Energy, Inc., 7.5%, 8/1/20

 98,500

 $

 263,375

 Oil & Gas Refining & Marketing - 0.8%

 53,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 51,623

 171,053

 6.27

 EP PetroEcuador via Noble Sovereign Funding I, Ltd., Floating Rate Note, 9/24/19

 164,852

 21,000

 Valero Energy Corp., 9.375%, 3/15/19

 24,952

 $

 241,427

 Oil & Gas Storage & Transportation - 2.0%

 25,000

 Buckeye Partners LP, 5.85%, 11/15/43

 $

 24,801

 50,000

 Crestwood Midstream Partners LP, 6.25%, 4/1/23

 46,500

 25,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 27,500

 20,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 15,100

 100,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 100,256

 25,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 25,037

 25,000

 Plains All American Pipeline LP, 6.125%, 1/15/17

 25,479

 10,000

 Questar Pipeline Co., 5.83%, 2/1/18

 10,630

 25,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 26,661

 10,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 10,709

 60,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 65,404

 75,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 68,812

 13,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 14,105

 100,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 100,568

 $

 561,562

 Total Energy

 $

 1,491,767

 Materials - 1.4%

 Commodity Chemicals - 0.1%

 25,000

 Methanex Corp., 4.25%, 12/1/24

 $

 23,357

 Construction Materials - 0.8%

 41,000

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 42,174

 30,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 33,584

 150,000

 Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)

 156,375

 $

 232,133

 Paper Packaging - 0.4%

 EURO

 100,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

 $

 119,346

 Steel - 0.1%

 25,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 $

 24,075

 Total Materials

 $

 398,911

 Capital Goods - 1.4%

 Aerospace & Defense - 0.4%

 EURO

 100,000

 TA MFG., Ltd., 3.625%, 4/15/23

 $

 106,342

 Building Products - 0.6%

 55,000

 Masco Corp., 4.375%, 4/1/26

 $

 58,575

 25,000

 Masco Corp., 5.95%, 3/15/22

 28,469

 30,000

 Standard Industries, Inc., 5.375%, 11/15/24 (144A)

 31,462

 50,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 53,140

 $

 171,646

 Construction & Engineering - 0.0%+

 7,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 7,975

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 60,000

 Cummins, Inc., 5.65%, 3/1/98

 $

 67,586

 Trading Companies & Distributors - 0.2%

 40,000

 GATX Corp., 6.0%, 2/15/18

 $

 42,494

 Total Capital Goods

 $

 396,043

 Transportation - 1.7%

 Airlines - 0.9%

 88,076

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 92,700

 7,997

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 8,487

 64,766

 United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/21

 67,519

 87,154

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 91,730

 $

 260,436

 Marine - 0.7%

 200,000

 Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)

 $

 202,750

 Railroads - 0.1%

 25,000

 Burlington Northern Santa Fe LLC, 5.75%, 3/15/18

 $

 26,884

 Total Transportation

 $

 490,070

 Consumer Services - 0.4%

 Casinos & Gaming - 0.1%

 25,000

 International Game Technology, 7.5%, 6/15/19

 $

 28,075

 Education Services - 0.3%

 75,000

 Tufts University, 5.017%, 4/15/12

 $

 93,048

 Total Consumer Services

 $

 121,123

 Media - 0.1%

 Cable & Satellite - 0.1%

 25,000

 Sky Plc, 6.1%, 2/15/18 (144A)

 $

 26,626

 Total Media

 $

 26,626

 Retailing - 0.2%

 Internet Retail - 0.2%

 50,000

 Expedia, Inc., 5.95%, 8/15/20

 $

 56,202

 Total Retailing

 $

 56,202

 Food & Staples Retailing - 0.0%+

 Drug Retail - 0.0%+

 12,788

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 14,487

 Total Food & Staples Retailing

 $

 14,487

 Food, Beverage & Tobacco - 2.3%

 Brewers - 0.1%

 20,000

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 23,050

 Agricultural Products - 0.2%

 50,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 52,366

 Packaged Foods & Meats - 2.0%

 GBP

 100,000

 Boparan Finance Plc, 5.5%, 7/15/21 (144A)

 $

 123,137

 EURO

 100,000

 Darling Global Finance BV, 4.75%, 5/30/22

 115,276

 70,000

 Kraft Heinz Foods Co., 3.5%, 6/6/22

 75,367

 90,000

 Post Holdings, Inc., 5.0%, 8/15/26 (144A)

 89,719

 150,000

 Post Holdings, Inc., 7.375%, 2/15/22

 160,605

 15,000

 Post Holdings, Inc., 8.0%, 7/15/25 (144A)

 17,212

 $

 581,316

 Total Food, Beverage & Tobacco

 $

 656,732

 Health Care Equipment & Services - 0.2%

 Managed Health Care - 0.2%

 30,000

 Centene Corp., 5.625%, 2/15/21

 $

 31,688

 25,000

 Centene Corp., 6.125%, 2/15/24

 26,860

 $

 58,548

 Total Health Care Equipment & Services

 $

 58,548

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Pharmaceuticals - 0.3%

 EURO

 100,000

 Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23

 $

 87,819

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 87,819

 Banks - 6.5%

 Diversified Banks - 5.8%

 200,000

 9.25

 Access Bank Plc, Floating Rate Note, 6/24/21 (144A)

 $

 157,040

 EURO

 50,000

 AXA Bank Europe SCF, 3.5%, 11/5/20

 64,975

 60,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 65,512

 305,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 320,250

 9,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 9,228

 75,000

 5.90

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 76,969

 6,000

 6.25

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 6,465

 75,000

 Cooperatieve Rabobank UA, 3.875%, 2/8/22

 81,873

 INR

 700,000

 Inter-American Development Bank, 6.0%, 9/5/17

 10,413

 NZD

 505,000

 International Bank for Reconstruction & Development, 3.5%, 1/22/21

 378,101

 NZD

 45,000

 International Bank for Reconstruction & Development, 4.625%, 10/6/21

 35,538

 AUD

 185,000

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 157,164

 100,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 113,934

 100,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 115,297

 50,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 51,500

 $

 1,644,259

 Regional Banks - 0.1%

 35,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 39,331

 Thrifts & Mortgage Finance - 0.6%

 150,000

 Argentine Republic Government International Bond, 7.5%, 4/22/26 (144A)

 $

 162,900

 Total Banks

 $

 1,846,490

 Diversified Financials - 4.3%

 Other Diversified Financial Services - 0.8%

 25,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 27,976

 IDR

 1,060,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 79,720

 NZD

 100,000

 JPMorgan Chase & Co., 4.25%, 11/2/18

 73,795

 40,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 45,046

 $

 226,537

 Specialized Finance - 0.8%

 55,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 64,268

 100,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 106,050

 56,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 62,711

 $

 233,029

 Consumer Finance - 1.8%

 34,000

 Ally Financial, Inc., 5.75%, 11/20/25

 $

 35,402

 INR

 17,800,000

 International Finance Corp., 6.3%, 11/25/24

 262,322

 INR

 3,790,000

 International Finance Corp., 7.75%, 12/3/16

 56,783

 INR

 9,500,000

 International Finance Corp., 8.25%, 6/10/21

 153,123

 $

 507,630

 Asset Management & Custody Banks - 0.4%

 100,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 $

 106,062

 Investment Banking & Brokerage - 0.5%

 10,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 11,102

 75,000

 Morgan Stanley, 4.1%, 5/22/23

 79,193

 50,000

 Morgan Stanley, 4.875%, 11/1/22

 55,204

 $

 145,499

 Total Diversified Financials

 $

 1,218,757

 Insurance - 2.0%

 Life & Health Insurance - 0.6%

 45,000

 Protective Life Corp., 7.375%, 10/15/19

 $

 52,583

 100,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 110,825

 $

 163,408

 Multi-line Insurance - 0.3%

 60,000

 AXA SA, 8.6%, 12/15/30

 $

 84,349

 Property & Casualty Insurance - 0.6%

 35,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 40,508

 110,000

 6.50

 The Allstate Corp., Floating Rate Note, 5/15/57

 122,100

 $

 162,608

 Reinsurance - 0.5%

 30,000

 Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Note 11/30/20 (d)(e )

 $

 31,911

 30,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d)(e )

 2,100

 30,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d)(e )

 30,555

 30,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (d)(e )

 3,132

 30,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (d)(e )

 30,711

 30,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (d)(e )

 540

 JPY

 2,513,319

 Tralee Segregated Account (Kane SAC Ltd.), Variable Rate Note 7/15/17 (d)(e )

 24,580

 25,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 25,688

 $

 149,217

 Total Insurance

 $

 559,582

 Real Estate - 0.4%

 Office REIT - 0.4%

 40,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 43,389

 35,000

 Highwoods Realty LP, 3.625%, 1/15/23

 35,870

 50,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 49,359

 $

 128,618

 Total Real Estate

 $

 128,618

 Software & Services - 0.2%

 Home Entertainment Software - 0.2%

 50,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 54,562

 Total Software & Services

 $

 54,562

 Technology Hardware & Equipment - 0.6%

 Computer Hardware Storage & Peripherals - 0.3%

 75,000

 NCR Corp., 6.375%, 12/15/23

 $

 77,625

 Electronic Manufacturing Services - 0.3%

 100,000

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 105,000

 Total Technology Hardware & Equipment

 $

 182,625

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.1%

 25,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 25,750

 Semiconductors - 0.2%

 55,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 49,225

 Total Semiconductors & Semiconductor Equipment

 $

 74,975

 Telecommunication Services - 1.5%

 Integrated Telecommunication Services - 0.9%

 86,000

 Frontier Communications Corp., 7.125%, 1/15/23

 $

 79,765

 19,000

 Frontier Communications Corp., 8.5%, 4/15/20

 20,444

 50,000

 GCI, Inc., 6.75%, 6/1/21

 51,500

 25,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 24,577

 65,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 88,437

 $

 264,723

 Wireless Telecommunication Services - 0.6%

 30,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 32,744

 50,000

 SBA Tower Trust, 2.877%, 7/15/21 (144A)

 50,456

 75,000

 T-Mobile USA, Inc., 6.625%, 11/15/20

 77,250

 $

 160,450

 Total Telecommunication Services

 $

 425,173

 Utilities - 3.2%

 Electric Utilities - 2.0%

 100,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 $

 107,454

 200,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 231,750

 70,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 77,516

 50,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 55,750

 90,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 79,200

 10,000

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 10,542

 $

 562,212

 Gas Utilities - 0.3%

 86,248

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 98,323

 Independent Power Producers & Energy Traders - 0.9%

 200,000

 Colbun SA, 4.5%, 7/10/24 (144A)

 $

 211,096

 32,415

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 34,166

 $

 245,262

 Total Utilities

 $

 905,797

 TOTAL CORPORATE BONDS

 (Cost $8,819,457)

 $

 9,194,907

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.5%

 60,000

 Fannie Mae, 3.0%, 8/25/31 (TBA)

 $

 62,953

 123,734

 Fannie Mae, 3.5%, 10/1/45

 131,239

 43,495

 Fannie Mae, 3.5%, 2/1/29

 46,066

 87,081

 Fannie Mae, 3.5%, 4/1/45

 91,962

 183,145

 Fannie Mae, 3.5%, 5/1/44

 193,410

 55,782

 Fannie Mae, 3.5%, 8/1/45

 58,926

 169,795

 Fannie Mae, 3.5%, 9/1/42

 180,623

 153,959

 Fannie Mae, 4.0%, 11/1/44

 164,947

 139,670

 Fannie Mae, 4.5%, 11/1/44

 152,211

 21,912

 Fannie Mae, 4.5%, 4/1/41

 23,877

 22,644

 Fannie Mae, 5.0%, 6/1/40

 25,115

 190,368

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/45

 202,070

 156,752

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 165,493

 162,554

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 174,165

 18,835

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 20,191

 286,107

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 306,267

 56,710

 Federal Home Loan Mortgage Corp., 4.5%, 6/1/41

 61,842

 39,708

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 43,719

 34,001

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 37,435

 26,323

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/37

 30,561

 18,840

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/38

 22,507

 59,058

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/38

 71,601

 149,764

 Government National Mortgage Association I, 3.5%, 1/15/45

 159,236

 40,436

 Government National Mortgage Association I, 4.5%, 1/15/40

 45,056

 30,931

 Government National Mortgage Association I, 4.5%, 7/15/41

 34,024

 34,980

 Government National Mortgage Association I, 4.5%, 9/15/40

 38,714

 48,166

 Government National Mortgage Association II, 4.5%, 9/20/41

 52,397

 50,000

 U.S. Treasury Bonds, 2.5%, 5/15/46

 53,443

 418,278

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 436,365

 187,570

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 210,295

 $

 3,296,710

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $3,121,521)

 $

 3,296,710

 FOREIGN GOVERNMENT BONDS - 40.9%

 200,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 205,476

 AUD

 528,000

 Australia Government Bond, 3.25%, 4/21/25

 446,787

 EURO

 50,000

 Austria Government Bond, 4.15%, 3/15/37 (144A) (144A)

 96,509

 200,000

 Banque Cent de Tunisie, 5.75%, 1/30/25 (144A)

 189,500

 200,000

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 188,500

 BRL

 250,000

 Brazilian Government International Bond, 10.25%, 1/10/28

 76,305

 EURO

 540,000

 Bundesrepublik Deutschland, 1.0%, 8/15/25

 672,067

 CAD

 700,000

 Canadian Government Bond, 1.75%, 9/1/19

 556,287

 CAD

 750,000

 Canadian Government Bond, 2.25%, 6/1/25

 639,626

 250,000

 City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)

 260,000

 200,000

 Ecuador Government International Bond, 10.5%, 3/24/20 (144A)

 200,300

 200,000

 Gabon Government International Bond, 6.375%, 12/12/24 (144A)

 179,900

 GHS

 370,000

 Ghana Government Bond, 24.5%, 4/22/19

 93,603

 GHS

 140,000

 Ghana Government Bond, 24.75%, 7/19/21

 35,501

 200,000

 Ivory Coast Government International Bond, 5.375%, 7/23/24 (144A)

 192,456

 200,000

 Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)

 200,516

 JPY

 20,000,000

 Japan Government Ten Year Bond, 1.0%, 12/20/21

 209,459

 JPY

 20,000,000

 Japan Government Twenty Year Bond, 1.5%, 3/20/19

 205,158

 200,000

 Kenya Government International Bond, 6.875%, 6/24/24 (144A)

 189,700

 ARS

 3,374,691

 Letras del Banco Central de la Republica Argentina, 1/4/17 (c)

 203,016

 ARS

 1,605,229

 Letras del Banco Central de la Republica Argentina, 12/28/16 (c)

 96,984

 MXN

 3,830,000

 Mexican Bonos, 4.75%, 6/14/18

 202,462

 MXN

 2,400,000

 Mexican Bonos, 6.5%, 6/9/22

 132,818

 MXN

 300,000

 Mexican Bonos, 7.5%, 6/3/27

 17,814

 MXN

 3,677,913

 Mexican Udibonos, 2.0%, 6/9/22

 192,025

 MXN

 4,880,745

 Mexican Udibonos, 3.5%, 12/14/17

 267,212

 EURO

 100,000

 Mexico Government International Bond, 4.0%, 3/15/15

 110,402

 200,000

 Namibia International Bonds, 5.25%, 10/29/25 (144A)

 208,790

 NZD

 905,000

 New Zealand Government Bond, 4.5%, 4/15/27

 795,746

 NZD

 1,250,000

 New Zealand Government Bond, 5.5%, 4/15/23

 1,102,508

 NOK

 1,800,000

 Norway Government Bond, 2.0%, 5/24/23

 231,449

 NOK

 2,700,000

 Norway Government Bond, 4.5%, 5/22/19

 356,045

 150,000

 Provincia de Buenos Aires Argentina, 9.125%, 3/16/24 (144A)

 165,375

 150,000

 Provincia de Buenos Aires Argentina, 9.95%, 6/9/21 (144A)

 168,000

 150,000

 Provincia de Cordoba, 7.125%, 6/10/21 (144A)

 151,125

 AUD

 90,000

 Queensland Treasury Corp., 5.5%, 6/21/21

 79,884

 AUD

 100,000

 Queensland Treasury Corp., 5.75%, 7/22/24

 95,534

 200,000

 Republic of Argentina Government Bond, 6.625%, 7/6/28

 203,400

 RON

 380,000

 Romania Government Bond, 5.85%, 4/26/23

 112,961

 RON

 570,000

 Romania Government Bond, 5.95%, 6/11/21

 162,664

 200,000

 Sri Lanka Government International Bond, 6.85%, 11/3/25 (144A)

 210,606

 SEK

 2,300,000

 Sweden Government Bond, 2.5%, 5/12/25

 330,786

 GBP

 500,000

 United Kingdom Gilt, 1.75%, 7/22/19

 693,421

 GBP

 70,000

 United Kingdom Gilt, 4.25%, 9/7/39

 141,915

 GBP

 75,000

 United Kingdom Gilt, 8.75%, 8/25/17

 108,491

 400,000

 Zambia Government International Bond, 5.375%, 9/20/22 (144A)

 316,200

 $

 11,695,283

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $12,206,450)

 $

 11,695,283

 MUNICIPAL BONDS - 1.7% (f)

 Municipal General - 0.6%

 70,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 80,652

 20,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 24,123

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 34,009

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 33,825

 $

 172,609

 Higher Municipal Education - 0.5%

 25,000

 Baylor University, 4.313%, 3/1/42

 $

 28,763

 25,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 36,667

 50,000

 University of Virginia, Green Bond Series A, 5.0%, 4/1/45

 61,440

 $

 126,870

 Municipal School District - 0.2%

 25,000

 Frisco Independent School District, 4.0%, 8/15/40 (g)

 $

 28,012

 25,000

 Frisco Independent School District, 4.0%, 8/15/45 (g)

 27,910

 $

 55,922

 Municipal Obligation - 0.4%

 50,000

 State of Texas, 4.0%, 10/1/44 (g)

 $

 55,590

 50,000

 State of Washington, 5.0%, 7/1/30 (g)

 61,791

 $

 117,381

 TOTAL MUNICIPAL BONDS

 (Cost $420,518)

 $

 472,782

 SENIOR FLOATING RATE LOAN INTERESTS - 0.7%**

 Capital Goods - 0.3%

 Aerospace & Defense - 0.1%

 24,206

 7.78

 Engility Corp., New Term Loan (First Lien), 5/23/20

 $

 24,281

 25,000

 7.78

 TASC, Inc., First Lien Term Loan, 2/28/17

 25,078

 $

 49,359

 Industrial Machinery - 0.2%

 49,872

 6.25

 Xerium Technologies, Inc., Initial Term Loan, 5/17/19

 $

 49,872

 Total Capital Goods

 $

 99,231

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 49,738

 3.75

 MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21

 $

 49,792

 Total Automobiles & Components

 $

 49,792

 Health Care Equipment & Services - 0.2%

 Health Care Facilities - 0.2%

 49,746

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 $

 49,580

 Total Health Care Equipment & Services

 $

 49,580

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $191,074)

 $

 198,603

 Shares

 MUTUAL FUND - 1.7%

 Diversified Financials - 1.7%

 Asset Management & Custody Banks - 1.7%

 46,226

 Pioneer Ils Interval Fund

 $

 492,311

 TOTAL MUTUAL FUND

 (Cost $490,000)

 $

 492,311

 TOTAL INVESTMENT IN SECURITIES - 96.3%

 (Cost $27,339,650) (a)

 $

 27,511,616

 OTHER ASSETS & LIABILITIES - 3.7%

 $

 1,056,155

 TOTAL NET ASSETS - 100.0%

 $

 28,567,771

 +

 Amount rounds to less than 0.1%.

 (TBA)

 To be announced securities

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2016, the value of these securities amounted to $7,563,018 or 26.5% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit rate or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $27,339,650 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $          1,645,313

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

            (1,473,347)

 Net unrealized depreciation

  $            171,966

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Structured reinsurance investment. At July 31, 2016, the value of these securities amounted to $123,529 or 0.4% of total net assets.

 (e)

 Rate to be determined

 (f)

 Consists of Revenue Bonds unless otherwise indicated.

 (g)

 Represents a general obligation bond.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 ARS

 Argentine Peso

 AUD

 Austrialian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 EURO

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanian Cedis

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 RON

 Romanian New Leu

 SEK

 Swedish Krona

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid

 Unrealized Appreciation

         343,332

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 BBB+

 12/20/19

  $         18,632

  $           4,811

 CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums (Received)

 Unrealized Depreciation

           50,000

 Morgan Stanley Capital Services LLC

 Diamond Offshore Drill Inc.

 1.00%

 BBB+

 12/20/19

  $         (1,873)

  $         (2,222)

                        (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

                        (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                      -

  $         98,942

  $                 -

  $         98,942

 Preferred Stocks

                  24,834

                     -

                     -

             24,834

 Convertible Preferred Stocks

                142,681

                     -

                     -

           142,681

 Common Stock

                  15,647

                     -

                     -

             15,647

 Asset Backed Securities

                          -

           321,532

                     -

           321,532

 Collateralized Mortgage Obligations

                          -

         1,557,384

                     -

         1,557,384

 Corporate Bonds

   Insurance

     Reinsurance

                          -

             25,688

           123,529

           149,217

   All Other Corporate Bonds

                          -

         9,045,690

                     -

         9,045,690

 U.S. Government Agency Obligations

                          -

         3,296,710

                     -

         3,296,710

 Foreign Government Bonds

                          -

       11,695,283

                     -

       11,695,283

 Municipal Bonds

                          -

           472,782

                     -

           472,782

 Senior Floating Rate Loan Interests

                          -

           198,603

                     -

           198,603

 Mutual Fund

                          -

           492,311

                     -

           492,311

 Total

  $            183,162

  $   27,204,925

  $       123,529

  $   27,511,616

 Other Financial Instruments

 Net unrealized depreciation on futures contracts

  $             (99,784)

  $               -

  $               -

  $        (99,784)

 Unrealized appreciation on forward foreign currency contracts

                        -

             78,567

                   -

             78,567

 Unrealized depreciation on forward foreign currency contracts

                        -

          (133,368)

                   -

          (133,368)

 Net unrealized appreciation on swap contracts

                        -

               2,589

                   -

               2,589

 Total Other Financial Instruments

  $             (99,784)

  $        (52,212)

  $               -

  $      (151,996)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate Bonds

 Balance as of 10/31/15

  $              86,744

 Realized gain (loss)1

                          -

 Change in unrealized appreciation (depreciation)2

                (53,215)

 Purchases

                  90,000

 Sales

                          -

 Transfers in to Level 3*

                          -

 Transfers out of Level 3*

                          -

 Balance as of 7/31/16

  $            123,529

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended

 July 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/16

  $             (51,005)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 28, 2016 * Print the name and title of each signing officer under his or her signature.